J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Active Value ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 6, 2024

to the current Summary Prospectus, Prospectus and Statement of Additional information, as supplemented

Portfolio Manager Retirement. As previously announced, Clare Hart is retiring from J.P. Morgan Investment Management Inc. in the fall of 2024. Effective close of business on September 5, 2024, all references to Clare Hart will be removed from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

SUP-AVETF-824